CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Convertible Note Payable [Abstract]
Convertible Debt [Table Text Block]	The Company’s total convertible notes payable at September 30, 2015 was $204,861, representing a net decrease of $193,925 for the nine-months ended September 30, 2015. The following table shows the components of convertible notes payable at September 30, 2015 and December 31, 2014, respectively:

	September 30,	December 31,
	2015	2014
Total convertible notes payable at beginning of period	$398,786	$873,263
Plus: additional notes payable	526,315	-
Less: beneficial conversion feature	(30,785)	-
Less: note conversions	(689,455)	(474,477)

Convertible notes payable, net	204,861	398,786
Less: current portion, net	(153,646)	(9,608)

Convertible notes payable, net, long-term portion	$51,215	$389,178
Convertible notes payable at December 31 are summarized as follows:

	December 31,	December 31,
	2014	2013
Total convertible notes payable	$873,263	$873,263
Less: note conversions	$474,477	$259,100

Convertible notes payable, net	$398,786	$614,163
Less: current portion	$9,608	$20,000

Convertible notes payable, net, long-term portion	$389,178	$594,163